Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Gift card liability	$ 126,089	$ 122,221	$ 107,568
Marketing and co-op advertising fund liability		485,265	261,555
Co-op advertising fund liability	287,927	240,226
Advertising fund liability	265,227	245,039
Other current liabilities	$ 679,243	$ 607,486	$ 369,123